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              As filed with the Securities and Exchange Commission
                                 on May 31, 2000


--------------------------------------------------------------------------------

                Securities Act of 1933 Registration No. 33-55024
                 Investment Company Act of 1940 File No. 811-985


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.  ___                [ ]


                        Post-Effective Amendment No. 10                  [X]


                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 27                          [X]


                       STATE STREET RESEARCH GROWTH TRUST
                 (Exact Name of Registrant as Specified in Charter)


               One Financial Center, Boston, Massachusetts 02111
                (Address of Principal Executive Offices) (Zip Code)

         Registrant's Telephone Number, Including Area Code (617) 357-1200


                            Francis J. McNamara, III
              Executive Vice President, Secretary & General Counsel
                   State Street Research & Management Company
                              One Financial Center
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                            Gregory D. Sheehan, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110


It is proposed that this filing will become effective under Rule 485:


      [ ] Immediately upon filing pursuant to paragraph (b),
      [X] On June 1, 2000 pursuant to paragraph (b),
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] On_________pursuant to paragraph (a)(1).
      [ ] 75 days after filing pursuant to paragraph (a)(2).
      [ ] On ___________ pursuant to paragraph (a)(2).


             If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and Statement of Additional Information for the State Street Research Concentrated International Fund series and the State Street Research Technology Fund series of the Registrant are incorporated by reference from Post-Effective Amendment No. 8 filed on March 17, 2000.

The prospectus and Statement of Additional Information for the State Street Research Growth Fund series of the Registrant are included in Post-Effective Amendment No. 9 filed on April 27, 2000.

                       STATE STREET RESEARCH GROWTH TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.
            Exhibits

            (1)(a) First Amended and Restated Master Trust Agreement and Amendment No. 1 to First Amended and Restated Master Trust Agreement (5)

            (1)(b) Amendment No. 2 to First Amended and Restated Master Trust Agreement (9)

            (1)(c) Form of Amendment No. 3 to First Amendment and Restated Master Trust Agreement (9)

            (2)(a)        By-Laws (1)**

            (2)(b)        Amendment No. 1 to By-Laws effective
                          September 30, 1992 (3)**

            (2)(c)        Form of Amendment No. 2 to By-Laws (9)

            (5)(a)        First Amended and Restated Investment Advisory
                          Contract (6)

            (5)(b) Form of Advisory Agreement with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (6)(a)        Distribution Agreement with State
                          Street Research Investment
                          Services, Inc. (4)**

            (6)(b)        Form of Selected Dealer Agreement, as supplemented (6)

            (6)(c)        Form of Bank and Bank Affiliated
                          Broker-Dealer Agreement (7)

            (6)(d) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (6)(e) Form of Letter Agreement relating to expenses with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (8)(a)        Custodian Contract (2)**

            (8)(b)        Amendment to Custodian Contract dated 11/2/95 (8)

            (8)(c)        Deleted.

            (8)(d)        Deleted.

            (8)(e)        Deleted.

            (8)(f)        Deleted.

            (8)(g)        Data Access Services Addendum to Custodian
                          Contract (8)

            (8)(h) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Concentrated International Fund and State Street Research Technolgy Fund (9)

            (10)(a) Consent, and Opinion of counsel on legality of shares being issued with respect to State Street Growth
                          Fund (3)**


            (10)(b) Legal Opinion and Consent with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund

            (11)          Consent of PricewaterhouseCoopers LLP (10)


            (12) Form of Subscription and Investment Letter with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (14)(a)       Deleted.

            (14)(b)       Deleted.

            (15)(a)       Plan of Distribution Pursuant to
                          Rule 12b-1 (4)**

            (15)(b) Form of Rule 12b-1 Plan for Class B(1) shares relating to State Street Research Growth Fund (8)

            (15)(c)       Form of Rule 12b-1 Plan dated___________ (9)

            (16)          Deleted.

            (17)(a) First Amended and Restated Multiple Class Expense Allocation Plan (6)

            (17)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to
                          Rule 18f-3 (8)

            (17)(c)       Code of Ethics (revised March 1, 2000) (9)

            (18)(a)       Powers of Attorney (7)

            (18)(b) Certificate of Board Resolution Respecting Powers of Attorney (7)

            (18)(c)       Powers of Attorney for Bruce R. Bond and Susan M.
                          Phillips (9)

            (19)(a)       New Account Application (8)

            (19)(b)       Additional Services Application (8)

            (19)(c)       MetLife Securities, Inc.--New Account Application (8)

            (27)          Deleted.

**Restated in electronic format in Post-Effective Amendment No. 6 filed
  February 27, 1998
-------------------------

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

Footnote
Reference         Registration/Amendment        Date Filed

     1            Amendment No. 11 to           April 26, 1989
                  Registration Statement
                  under Investment Company
                  Act of 1940

     2            Amendment No. 14 to           April 30, 1991
                  Registration Statement
                  under Investment Company
                  Act of 1940

     3            Registration Statement        November 25, 1992
                  under Securities Act of
                  1933

     4            Post-Effective Amendment      March 19, 1993
                  No. 1

     5            Post-Effective Amendment      April 26, 1996
                  No. 4

     6            Post-Effective Amendment      April 28, 1997
                  No. 5

     7            Post-Effective Amendment      February 27, 1998
                  No. 6

     8            Post-Effective Amendment      March 3, 1999
                  No. 7

     9            Post-Effective Amendment      March 17, 2000
                  No. 8


    10            Post-Effective Amendment      April 27, 2000
                  No. 9

Items 24 through 30 are incorporated by reference from Post-Effective Amendment No. 9 filed on April 27, 2000.

                                     NOTICE

      A copy of the First Amended and Restated Master Trust Agreement, as further amended (the "Master Trust Agreement") of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this amendment to the Registrant's Registration Statement, shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the Funds comprising the series of the Registrant, as provided in the Master Trust Agreement. Each Fund of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities, and obligations, and no other Fund shall be responsible for the same.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of May, 2000.


                                    STATE STREET RESEARCH GROWTH TRUST


                                    By:               *
                                          -----------------------------
                                          Gerard P. Maus
                                          Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated.

          Signature                             Capacity
          ---------                             --------


               *
______________________________            Trustee, Chairman of
Gerard P. Maus                            the Board, President,
                                          Chief Executive Officer
                                          (principal executive
                                          officer) and Treasurer (principal
                                          financial and accounting
                                          officer)


               *
______________________________            Trustee
Bruce R. Bond

               *
______________________________            Trustee
Steve A. Garban

               *
______________________________            Trustee
Dean O. Morton

               *
______________________________            Trustee
Susan M. Phillips

               *
______________________________            Trustee
Toby Rosenblatt

               *
______________________________            Trustee
Michael S. Scott Morton


*By:    /s/ Francis J. McNamara, III
        ----------------------------------------------
            Francis J. McNamara, III, Attorney-in-Fact
            under Powers of Attorney incorporated
            by reference from Post-Effective
            Amendment No. 6 filed February 27, 1998, and
            Post-Effective Amendment No. 8 filed
            March 17, 2000.

                       1933 Act Registration No. 33-55024
                            1940 Act File No. 811-985


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                             ----------------------


                                    FORM N-1A

                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933           [ ]


                       Pre-Effective Amendment No. __            [ ]


                       Post-Effective Amendment No. 10           [X]


                                     and/or

                             REGISTRATION STATEMENT
                                    UNDER THE
                       INVESTMENT COMPANY ACT OF 1940            [ ]


                                Amendment No. 27                 [X]


                               -------------------

                       STATE STREET RESEARCH GROWTH TRUST
                    (Exact Name of Registrant as Specified in
                             Master Trust Agreement)

                              ---------------------

                                    EXHIBITS

                                INDEX TO EXHIBITS


     (10)(b) Legal Opinion and Consent with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund